Accounting policies - Valuation adjustments due to model risk (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	€ 153,100	€ 140,659
Financial liabilities, at fair value	123,600	127,991
Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,333	4,473
Financial liabilities, at fair value	606	442
Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	257	289
Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	257	289
Financial liabilities held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	110	111
Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value		7
Financial liabilities held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	32	26
Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	105	143
Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	10	2
Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	2	6
Hedging derivatives, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value		6
Hedging derivatives, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	2
Financial liabilities designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	347	147
Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8	21
Hedging derivatives, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value		21
Hedging derivatives, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,951	1,403
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	386	460
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt instruments asset | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	953	481
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	612	462
Financial assets held for trading, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	603	738
Financial assets held for trading, category | Debt and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	74	153
Financial assets held for trading, category | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	529	585
Financial assets held for trading, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	191	185
Financial assets held for trading, category | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3	2
Financial assets held for trading, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	190	149
Financial assets held for trading, category | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	113	198
Financial assets held for trading, category | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	32	51
Financial assets designated at fair value through profit or loss, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,017	876
Financial assets designated at fair value through profit or loss, category | Loans and advances - Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	50	201
Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	411	560
Financial assets designated at fair value through profit or loss, category | Debt instruments asset | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	556	115
Financial assets at fair value through other comprehensive income, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,754	1,435
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	74,187	70,343
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	57,069	53,950
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	257	289
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	57,024	53,950
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	257	289
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	47,255	43,489
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	110	111
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	464	610
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value		7
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4,709	4,411
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	32	26
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,365	1,233
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	105	143
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Interest rate and equity futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	25	7
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Short positions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	45
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	3,206	4,200
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	10	2
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7,267	6,363
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7,260	6,352
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	2	6
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,513	5,868
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value		6
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	8	158
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	2
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	739	326
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	60,237	68,058
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	58,540	66,924
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	347	147
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,451	8,607
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,443	8,586
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8	21
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,906	7,704
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value		21
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	17	20
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	520	862
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,393	10,730
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,747	7,492
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,951	1,403
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	11	1,422
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	386	460
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt instruments asset | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	653	5,085
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt instruments asset | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	953	481
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,083	985
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	612	462
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	102,574	92,879
Financial assets with negative net fair value	2
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	57,567	55,033
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	603	738
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Loans and advances - Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	300	205
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Debt and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	990	314
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Debt and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	74	153
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	56,277	54,514
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	529	585
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets with negative net fair value		0
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	47,337	44,423
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	191	185
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	388	617
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3	2
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,679	3,778
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	190	149
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Interest rate futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	11
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,376	1,118
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	113	198
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,486	4,578
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	32	51
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	73,420	57,460
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	69,664	53,482
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,017	876
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Loans and advances - Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	39,760	22,897
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Loans and advances - Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	50	201
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	22,599	21,355
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	411	560
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Loans and advances - Central banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,105	9,226
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Debt instruments asset | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	200	4
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Debt instruments asset | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	556	115
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	118,062	121,091
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	15,679	16,066
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,754	1,435
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	166	912
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,216	689
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Debt instruments asset | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	15,391	14,699
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Debt instruments asset | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	192	165
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	122	455
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	346	581
Liabilities Under Insurance Contracts [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	731	765
Liabilities Under Insurance Contracts [Member] | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 731	€ 765